Cash and cash equivalents and short-term financial assets	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents and short-term financial assets
Cash and cash equivalents and short-term financial assets

7.Cash and cash equivalents and short-term financial assets

The Company’s cash and cash equivalents are maintained in the following respective currencies as of December 31, 2025 and 2024:

	As of
	December 31,
In CHF thousands	2025	2024
Cash and cash equivalents	26,795	36,275
Total	26,795	36,275
By currency
CHF	21,815	20,798
EUR	3,632	7,308
USD	1,221	8,169
Other	127	—
Total cash and cash equivalents	26,795	36,275

As of December 31, 2025 and 2024, the Company’s funds were predominantly held in CHF, EUR and USD currencies. Funds held in EUR and USD were translated into CHF at a rate of 0.940 and 0.800 and 0.949 and 0.912, respectively, for each currency and year.

The following table summarizes the Company’s short-term financial assets as of December 31, 2025 and 2024:

	As of
	December 31,
In CHF thousands	2025	2024
Short-term financial assets due in one year or less	64,617	129,214
Total	64,617	129,214
By currency
CHF	37,068	95,006
EUR	17,384	18,705
USD	10,165	15,503
Total short-term financial assets	64,617	129,214